Rule 497(e)
Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FIRST TRUST TCW SECURITIZED PLUS ETF

(the “Fund”)

Supplement to the Fund’s

Statement of additional information

January 12, 2024

Notwithstanding anything to the contrary in the Fund’s statement of additional information, the final sentence of the first paragraph set forth in the section entitled “General Description of the Trust and the Fund” is hereby deleted in its entirety and replaced with the following:

This SAI relates to the Fund, which is a diversified series.

* * * * *

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S statement of
additional information FOR FUTURE REFERENCE